Equity - Other Equity Instruments (Details) € / shares in Units, € in Millions, £ in Millions, $ in Millions				12 Months Ended
	Sep. 18, 2018 EUR (€)	Sep. 25, 2017 € / shares shares	Sep. 24, 2014 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Sep. 20, 2017 shares	Nov. 11, 2016 shares
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance				€ 44,729
Premium of tender offer				139
Fixed interest rate
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance				29,270
Retained earnings
Equity Instruments [Roll Forward]
Payments on undated deeply subordinated securities				(392)			€ (263)	€ (255)
Notes mandatorily convertible into shares
Equity Instruments [Roll Forward]
Issuance of convertible notes			€ 1,500
Notes mandatorily convertible into shares | Fixed interest rate
Equity Instruments [Roll Forward]
Convertible notes, interest rate			4.90%
Option to convert treasury shares into fix ratio
Equity Instruments [Roll Forward]
Payments of coupons				74			74
Term debt | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				7,518
Carrying value of deeply subordinated securities, ending balance				7,496			7,518
Exercisable from issuer in 2023 & Exercisable From Issuer In 2026, Issued 03/22/18 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance				2,250
Exercisable from issuer in 2023 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				0
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,250			0
Exercisable from issuer in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				3.00%
Exercisable From Issuer In 2026, Issued 03/22/18 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 0
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,000			0
Exercisable From Issuer In 2026, Issued 03/22/18 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				3.875%
Exercisable from issuer in 2023 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 1,000
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,000			1,000
Exercisable from issuer in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				2.625%
Exercisable from issuer in 2022 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 1,000
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,000			1,000
Exercisable from issuer in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				3.75%
Exercisable From Issuer In 2020, Issued 09/15/16 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 452
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 452			452
Exercisable From Issuer In 2020, Issued 09/15/16 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				8.50%
Exercisable From Issuer In 2019 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 850
Tender Offer				850
Amount repurchased				(145)
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 705			850
Exercisable From Issuer In 2019 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				4.20%
Exercisable From Issuer In 2020, Issued 03/25/14 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 750
Tender Offer				750
Amount repurchased				(158)
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 592			750
Exercisable From Issuer In 2020, Issued 03/25/14 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				5.00%
Exercisable From Issuer In 2024 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 1,000
Tender Offer				1,000
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,000			1,000
Exercisable From Issuer In 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				5.875%
Exercisable From Issuer In 2020, Issued 11/26/13 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 716
Tender Offer				716	£ 600
Amount repurchased				(511)	£ (428)
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 205			716
Exercisable From Issuer In 2020, Issued 11/26/13 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				6.75%
Exercisable From Issuer In 2018 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 1,125
Tender Offer	€ 1,125			1,125
Amount repurchased				(652)
Redemption	€ (473)			(473)
Carrying value of deeply subordinated securities, ending balance				€ 0			1,125
Exercisable From Issuer In 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				6.50%
Exercisable From Issuer In 2021 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 625
Tender Offer				625
Amount repurchased				(333)
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 292			€ 625
Exercisable From Issuer In 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				7.625%
Issued by separate lender | Gross carrying amount | Colombia Telecomunicaciones, S.A., ESP
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance | $						$ 500
Convertible notes converted into debt
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance			€ 215
Ordinary shares
Equity Instruments [Roll Forward]
Number of shares issued | shares		154,341,669							154,326,696	137,233,781
Convertible notes conversion price (EUR per share) | € / shares		€ 9.7174
Treasury shares
Equity Instruments [Roll Forward]
Number of shares issued | shares									14,973